Loans and Related Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 5,358	$ 7,041
Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	659	690
Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	4,699	6,351
Total Commercial [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	235	78
Commercial and industrial loans [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	206	39
Real estate mortgage [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	29	38
Real estate construction [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	0	1
Total Consumer [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	424	612
Residential mortgage - first lien [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	37	135
Residential mortgage - junior lien [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	12	19
Credit card [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	269	365
Auto [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	88	65
Other consumer [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 18	$ 28